Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	DREYFUS FUND INC
Central Index Key	0000030146
Amendment Flag	false
Document Creation Date	Apr. 25, 2014
Document Effective Date	May 01, 2014
Prospectus Date	May 01, 2014
DREYFUS FUND INC | DREYFUS FUND INC
Risk/Return:
Trading Symbol	DREVX